Investments in Affiliates - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2011	Dec. 31, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Recognized impairment losses					¥ 476
Income from Equity in Affiliates [Member]
Investments in and Advances to Affiliates [Line Items]
Recognized impairment losses				¥ 0	¥ 476	¥ 0
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture		¥ 4,000
Equity Interest ownership		40.00%
Wanjia Win-Win Assets Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture	¥ 21,000
Equity Interest ownership	35.00%						28.00%
Gopher Transform Private Fund
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture			¥ 150,000
Equity Interest ownership							35.00%
Investment at cost, percentage			48.00%
Gopher Asset Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership				10.00%